Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Equity Abstract
Shareholders' Equity
21.	SHAREHOLDERS’ EQUITY
Shares
The authorized share capital consisted of 69,632,000,000 shares at a par value of US$0.000000625 per share (previously US$0.00005 per share before the Share Subdivision as detailed in Note 1), of which 66,000,000,000 shares were designated as Class A ordinary shares,

2,832,000,000
as Class B ordinary shares, and
800,000,000
shares designated as preferred shares (previously
825,000,000
shares were designated as Class A ordinary shares,
35,400,000
as Class B ordinary shares, and
10,000,000
shares designated as preferred shares before the Share Subdivision as detailed in Note 1). The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten
votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. The number of
Class B ordinary shares transferred to Class A ordinary shares were

4,200,000
,
12,600,000
and
17,200,000
in the years ended December 31, 2020, 2021 and 2022, respectively.
As of December 31, 2022, there were 2,254,485,072 and 542,100,320 Class A and Class B ordinary shares outstanding (previously 28,181,063 and 6,776,254 Class A and Class B ordinary shares before the Share Subdivision as detailed in Note 1), respectively. As of December 31, 2021 and 2022, there were no preferred shares issued and outstanding.
On May 13, 2020, the Company announced a share repurchase program (“2020 share repurchase program”) under which the Company proposed to acquire up to an aggregate of US$1.0 billion of its ordinary shares, effective until July 1, 2021 in the open market or through privately negotiated transactions, depending on market conditions and in accordance with applicable rules and regulations. In August 2020, the board of directors approved a change to the 2020 share repurchase program, increasing the repurchase authorization from US$1.0 billion to US$3.0 billion, and in December 2020, the repurchase authorization was further increased from US$3.0 billion to US$4.5 billion, which is effective through December 31, 2022.
The Company repurchased 126,096,000, 57,343,528 and 17,307,400 Class A ordinary shares (previously 1,576,200, 716,794 and 216,343 Class A ordinary shares before the Share Subdivision as detailed in Note 1) from the open market with an aggregate purchase price of RMB13.1 billion, RMB7.6 billion and RMB1.9 billion (US$279 million) during the years ended December 31, 2020, 2021 and 2022. Before December 31, 2020, the repurchased shares were cancelled under Cayman Islands law upon repurchase and the difference between the par value and the repurchase price was debited to retained earnings. In 2021 and 2022, repurchased shares were recorded in the treasury stock account.
Treasury stock
The treasury stock account includes 57,343,528 ordinary shares and 49,408,840 ordinary shares repurchased from the open market as of December 31, 2021 and 2022, respectively.
During the years ended December 31, 2021 and December 31, 2022, 57,343,528 and 17,307,400
treasury stock has been repurchased, which has been approved by the Company’s board of directors, such treasury stock is reserved for future issuance upon the exercise of the vested share options and the vesting of restricted shares. During the year ended December 31, 2022,
25,242,088 ordinary shares had been reissued to employees and directors upon the exercise of share options and vesting of restricted shares.

Retained Earnings
In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s PRC subsidiaries, being foreign invested enterprises established in China, are required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. Each of the Company’s PRC subsidiaries is required to allocate at least 10% of its after-tax
profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the Company’s subsidiaries.
In accordance with
the China Company Laws, the Company’s VIEs must make appropriations from their after-tax
profits as reported in their PRC statutory accounts to
non-distributable
reserve funds, namely a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. Each of the Company’s VIEs is required to allocate at least
10
% of its
after-tax
profits to the statutory surplus fund until such fund has reached
50
% of its respective registered capital. Appropriations to the statutory public welfare fund and the discretionary surplus fund are made at the discretion of the Company’s VIEs.
General reserve and statutory surplus funds are restricted to set-off
against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in the form of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	1,098	1,218	177
Unreserved retained earnings	144,062	147,123	21,330

Total retained earnings	145,160	148,341	21,507

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB45.9 billion and RMB47.3 billion (US$6.9 billion) as of December 31, 2021 and 2022, respectively.
Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and variable interest entities and their subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

Accumulated Other Comprehensive (Loss) Income
The c
h
ang
e
s in accumulated other comprehensive (loss) income by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale investments	Unrealized gain on derivatives	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2019	(2,584)	1,201	—	(1,383)

Other comprehensive income before reclassification	1,936	380		2,316
Amounts reclassified from accumulated other comprehensive income	—	(541)	—	(541)

Net current-period other comprehensive income (loss)	1,936	(161)		1,775
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(192)	(1)	—	(193)

Balance at December 31, 2020	(840)	1,039	—	199

Other comprehensive (loss) income before reclassification	(88)	(190)	149	(129)
Amounts reclassified from accumulated other comprehensive income	—	—	—	—

Net current-period other comprehensive (loss) income	(88)	(190)	149	(129)
Other comprehensive (loss) income attribute to noncontrolling interests and redeemable noncontrolling interests	(79)	1	—	(78)

Balance at December 31, 2021	(1,007)	850	149	(8)

Cumulative effect of accounting change	13	—	—	13
Other comprehensive (loss) income before reclassification	(764)	(392)	1,266	110
Amounts reclassified from accumulated other comprehensive income	—	—	—	—

Net current-period other comprehensive (loss) income	(751)	(392)	1,266	123
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	432	(1)	—	431

Balance at December 31, 2022	(1,326)	457	1,415	546

Balance at December 31, 2022, in US$	(192)	66	205	79

The amounts reclassified out of accumulated other comprehensive (loss) income represent realized foreign currency translation adjustments, which mainly arose from the disposal of the Group’s partial interests in Trip and realized gains (losses) on the sales of available-for-sale
investments, which were recorded in “Others, net” in the consolidated statements of comprehensive income. The amounts reclassified were determined on the basis of specific identification. Losses on intracompany foreign currency transactions that are of a long-term-investment
nature in the amount of

RMB
1.2

billion, RMB
537
 million and gains in the amount of RMB
2.1
billion (US$
298

million) were included in the foreign currency translation adjustment for the years ended December 31, 2020, 2021 and 2022, respectively.

The following table sets forth the tax benefit (expense) allocated to each component of other comprehensive income (loss) for the years ended December 31, 2020, 2021 and
2022:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Unrealized gains (losses) on available-for-sale investments
Other comprehensive income before reclassification	(59)	(3)	28	4
Amounts reclassified from accumulated other comprehensive income	83	—	—	—

Net current-period other comprehensive income (loss)	24	(3)	28	4